Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Property, plant and equipment
10    Property, plant and equipment

Accounting policies
Owned assets
The cost of property, plant and equipment comprise all directly attributable costs (including the cost of material and direct labor).
Depreciation is generally calculated using the straight-line method over the useful life of the asset. Land and assets under construction are not depreciated. When assets under construction are ready for their intended use, they are transferred to the relevant asset category and depreciation starts. All other property, plant and equipment items are depreciated over their estimated useful lives to their estimated residual values.
The estimated useful lives of property, plant and equipment are as follows:
Philips Group
Useful lives of property, plant and equipment

Buildings	from 5 to 50 years
Machinery and installations	from 3 to 20 years
Other equipment	from 1 to 10 years
Property, plant and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the book value of the assets concerned may not be recoverable. An impairment loss is recognized for the amount by which the asset's book value exceeds their recoverable amount. Impairments are reversed if and to the extent that the impairment no longer exists. The recoverable amount is defined as the higher of the asset’s fair value less costs of disposal and its value in use.
Gains and losses on the sale of property, plant and equipment are included in other business income. Costs related to repair and maintenance activities are expensed in the period in which they are incurred unless they extend the asset's original lifetime or capacity.
Right-of-use assets
The company leases various items of real estate, vehicles and other equipment. The company determines whether an arrangement constitutes or contains a lease based on the substance of the arrangement at the lease inception. The arrangement constitutes or contains a lease if fulfillment is dependent on the use of a specific asset and the arrangement conveys a right to use the asset, even if that asset is not explicitly specified in the arrangement.
Company as a lessee
The company recognizes right-of-use assets and lease liabilities for leases with a term of more than 12 months if the underlying asset is not of low value. Payments for short-term and low-value leases are expensed over the lease term. Extension options are included in the lease term if their exercise is reasonably certain. Right-of-use assets are measured at cost less accumulated depreciation and impairment losses, adjusted for any remeasurements. Right-of-use assets are depreciated using the straight-line method over the shorter of the lease term and the useful life of the underlying assets.
Company as a lessor
When the company acts as a lessor, it determines at lease inception whether a lease is a finance lease or an operating lease. Leases in which the company does not transfer substantially all the risks and rewards incidental to ownership of an asset are classified as operating leases. The company recognizes lease payments received under operating leases as income on a straight-line basis over the lease term in the Consolidated statement of income.
Accounting estimates and judgments
Impairment of owned and right-of-use assets
Judgments are required, not only to determine whether there is an indication that an asset may be impaired, but also whether indications exist that impairment losses previously recognized may no longer exist or may have decreased (impairment reversal). After indications of impairment have been identified, estimates and assumptions are used in the determination of the recoverable amount of a fixed asset. These involve estimates of expected future cash flows (based on future growth rates and remaining useful life) and residual value assumptions, as well as discount rates to calculate the present value of the future cash flows.
Owned assets
Estimates are required to determine the (remaining) useful lives of fixed assets. Useful lives are determined based on an asset's age, the frequency of its use, repair and maintenance policy, technology changes in production and expected restructuring. The company estimates the expected residual value per asset item. The residual value is the higher of the asset's expected sales price (based on recent market transactions of similar sold items) and its material scrap value.
Right-of-use assets
Judgment is required to determine the lease term. The assessment of whether the company is reasonably certain to exercise extension options impacts the lease term, which could affect the amount of lease liabilities and right-of-use assets recognized.

Property, plant and equipment are fixed assets that are owned or right-of-use assets under a lease agreement. Owned and right-of-use assets are held for use in Philips' operating activities.
Philips Group
Property, plant and equipment in millions of EUR

	2023	2024
Owned assets	1,565	1,565
Right-of-use assets	919	886
Total	2,483	2,452
Philips Group
Property, plant and equipment in millions of EUR

	Owned assets					Right-of-use assets			Property, plant and equipment
	Land and buildings	Machinery and installations	Other equipment	Assets under construction	Total	Land and buildings	Other equipment	Total	Total
Balance as of January 1, 2024
Cost	1,114	1,731	1,404	274	4,521	1,425	216	1,641	6,162
Accumulated depreciation	(638)	(1,278)	(1,041)		(2,957)	(619)	(104)	(722)	(3,679)
Book value	476	453	363	274	1,565	806	113	919	2,483
Additions	2	134	76	236	448	101	87	189	637
Assets available for use	12	70	140	(248)	(26)	26	-	26	-
Depreciation	(49)	(191)	(166)		(406)	(146)	(56)	(202)	(608)
Impairments	(14)	(23)	(28)	-	(65)	(23)	-	(23)	(89)
Reclassifications	7	(6)	8	(1)	8	(9)	(3)	(12)	(4)
Translation differences and other	20	2	9	10	41	(6)	(4)	(10)	31
Total change	(22)	(13)	38	(3)	1	(57)	24	(33)	(32)
Balance as of December 31, 2024
Cost	1,151	1,790	1,527	271	4,738	1,462	241	1,702	6,441
Accumulated depreciation	(697)	(1,350)	(1,126)		(3,173)	(712)	(104)	(816)	(3,989)
Book value	454	440	401	271	1,565	749	137	886	2,452
Philips Group
Property, plant and equipment in millions of EUR

	Owned assets					Right-of-use assets			Property, plant and equipment
	Land and buildings	Machinery and installations	Other equipment	Assets under construction	Total	Land and buildings	Other equipment	Total	Total
Balance as of January 1, 2023
Cost	1,135	1,779	1,454	309	4,676	1,365	206	1,571	6,247
Accumulated depreciation	(621)	(1,291)	(1,046)		(2,958)	(543)	(108)	(651)	(3,609)
Book value	514	488	408	309	1,718	822	98	919	2,638
Additions	1	115	77	239	433	175	62	236	669
Assets available for use	20	90	144	(262)	(8)	2	6	8	-
Depreciation	(56)	(196)	(167)		(420)	(150)	(51)	(201)	(621)
Impairments	(5)	(23)	(17)	-	(45)	(23)	-	(23)	(68)
Transfers to assets classified as held for sale	(1)	(1)	(45)		(46)	(2)		(2)	(48)
Reclassifications	15	2	(17)	(5)	(6)	-	4	4	(2)
Translation differences and other	(14)	(22)	(19)	(7)	(62)	(18)	(5)	(23)	(85)
Total change	(39)	(35)	(45)	(35)	(154)	(16)	15	(1)	(154)
Balance as of December 31, 2023
Cost	1,114	1,731	1,404	274	4,521	1,425	216	1,641	6,162
Accumulated depreciation	(638)	(1,278)	(1,041)		(2,957)	(619)	(104)	(722)	(3,679)
Book value	476	453	363	274	1,565	806	113	919	2,483
Leasing activities
The company leases various items of real estate, vehicles and other equipment where it acts as a lessee. The company has multiple extension and termination options in a number of lease contracts. These are used to maximize operational flexibility in terms of managing the assets used in the company's operations. The options considered reasonably certain are part of lease liabilities. The company has no commitments to any leases not yet commenced in 2024 (2023: EUR 128 million). The company's lease contracts do not contain financial covenants.
The company enters into sale-and-leaseback transactions primarily for its Sleep & Respiratory Care Business. These transactions are accounted for at market value. The payments for these leases are considered in determining lease liabilities. Principal repayments are part of cash flows used for financing activities and interest payments are part of cash flows used for operating activities. The cash inflows arising from the sales transactions are part of cash flows provided by financing activities. Lease payments under sale-and-leaseback arrangements for 2024 were EUR 43 million (2023: EUR 55 million). The remaining minimum payment under sale-and-leaseback arrangements included in lease obligations above are as follows:
Philips Group
Remaining minimum payments under sale-and-leaseback arrangements in millions of EUR

2025	29
2026	21
2027	14
2028	7
2029	1
Thereafter
Further lease disclosures as lessee can be found in Income from operations; Financial income and expenses, Cash flow statement supplementary information and Debt. For disclosures for lease receivables refer to Receivables.